CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash flows from operating activities:
Net income/(loss)	$ (127,029)	¥ (873,388)	¥ 466,986	¥ 925,702
Adjustments to reconcile net income/(loss) to cash provided by operating activities:
Depreciation and amortization	11,367	78,152	83,014	32,370
Gain on sale of equipment	(43)	(298)	(524)	(206)
Fair value change of derivatives			45,569	(59,460)
Trading gains/(losses)	(4,994)	(34,333)	(38,392)	(10,695)
Deferred tax (benefit)/expense	(8,987)	(61,792)	35,206	(50,347)
Share-based compensation	3,943	27,107	169,717	163,813
Gain from disposal of subsidiaries	(837)	(5,754)	(87,217)	(677)
Impairment of goodwill and intangible assets	92,939	639,000
Changes in operating assets and liabilities, net of acquisition:
(Increase)/decrease in deposits with clearing organizations	(4,809)	(33,063)	258,875	(25,903)
(Increase)/decrease in account receivables and other assets arising from operating activities	15,414	105,977	(74,052)	(8,411)
Increase in amount due from related parties	(3,636)	(25,000)
Decrease in accounts payable	(11,347)	(78,017)	(78,427)	(1,562)
Increase/(decrease) in accrued employee benefits	7,675	52,770	(2,828)	85,451
(Decrease)/increase in other liabilities arising from operating activities	17,400	119,646	(67,058)	(140,903)
Increase/(decrease) in income taxes payable	3,398	23,361	(42,397)	121,664
Net cash provided by/(used in) operating activities	(9,546)	(65,632)	668,472	1,030,836
Cash flows from investing activities:
Proceeds from sale of equipment	56	383	467	1,469
Cash paid for purchase of equipment and leasehold improvements	(1,456)	(10,008)	(31,945)	(25,488)
Cash paid for purchase of short-term investments	(2,346,003)	(16,129,945)	(16,155,280)	(8,625,200)
Cash received from sale of short-term investments	2,310,118	15,883,215	15,059,010	8,501,625
Payment for equity method investments	(3,563)	(24,500)
(Payment for)/proceeds from acquisition of subsidiaries, net of cash and restricted cash acquired	(1,651)	(11,352)	39,618	(119,413)
Cash received/(decrease) from disposal of subsidiaries	(56)	(384)	92,024	541
Net cash used in investing activities	(42,555)	(292,591)	(996,106)	(266,466)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares				660,166
Proceeds from non-controlling shareholders	13,897	95,550
Repayment of borrowings from related parties				(118,880)
Proceeds from exercise of options	647	4,451	49,409
Dividends paid	(25,816)	(177,497)	(385,113)	(126,876)
Purchase of treasury stock	(10,791)	(74,196)	(36,973)
Net cash provided by/(used in) financing activities	(22,063)	(151,692)	(372,677)	414,410
Net increase/(decrease) in cash and restricted cash	(74,164)	(509,915)	(700,311)	1,178,780
Cash and restricted cash - beginning of year	122,308	840,930	1,541,241	362,461
Cash and restricted cash - end of year	48,144	331,015	840,930	1,541,241
Supplemental disclosure of cash flow information
Cash paid for income taxes	$ 3,337	¥ 22,942	¥ 134,276	¥ 54,113